Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Schedule of Accounts receivable

Accounts receivable, net consist of the following:

	December 31, 2020	December 31, 2019

Accounts receivable	$4,242,392	$2,323,328
Allowance for doubtful accounts	(123,890)	(19,386)
Total accounts receivable, net	$4,118,502	$2,303,942

Schedule of Movements of allowance for doubtful accounts

Movements of allowance for doubtful accounts are as follows:

	December 31, 2020	December 31, 2019

Beginning balance	$19,386	$12,635
Addition	97,538	15,250
Write off	—	(8,289)
Exchange rate effect	6,966	(210)
Ending balance	$123,890	$19,386